Summary of Significant Accounting Policies - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 4,372	$ 1,855	$ 1,109
Charged to cost and expenses, net of recoveries	28,299	16,064	9,163
Write-offs	(26,423)	(13,547)	(8,417)
Balance at end of period	$ 6,248	$ 4,372	$ 1,855